Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Beginning Balance	¥ 2,647,625	¥ 2,472,819	¥ 2,318,071
Total other comprehensive income (loss)	(26,972)	(12,898)	(38,264)
Transaction with noncontrolling interests	(1)	(5,187)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(1,569)	(2,979)	(2,588)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(416)	(58)	919
Reclassification of change in accounting standards	0
Ending Balance	2,798,874	2,647,625	2,472,819
AOCI Attributable to Parent
Beginning Balance	(21,270)	(6,222)	30,373
Reclassification of change in accounting standards	692
Ending Balance	(45,566)	(21,270)	(6,222)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(4,483)	(4,757)	(940)
Net unrealized gains (losses)	3,820	2,020	(4,901)
Reclassification adjustment included in net income, net of tax	(3,041)	(1,694)	838
Total other comprehensive income (loss)	779	326	(4,063)
Transaction with noncontrolling interests	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	34	52	(246)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards	0
Ending Balance	(3,738)	(4,483)	(4,757)
Foreign currency translation adjustments
Beginning Balance	(31,736)	(24,766)	431
Net unrealized gains (losses)	(1,387)	(6,570)	(27,763)
Reclassification adjustment included in net income, net of tax	(568)	602	806
Total other comprehensive income (loss)	(1,955)	(5,968)	(26,957)
Transaction with noncontrolling interests	(1)	(4,245)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(1,537)	(3,185)	(2,679)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(416)	(58)	919
Reclassification of change in accounting standards	(67)
Ending Balance	(31,806)	(31,736)	(24,766)
Defined benefit pension plans
Beginning Balance	(17,330)	(23,884)	(19,448)
Net unrealized gains (losses)	(2,893)	7,226	(4,440)
Reclassification adjustment included in net income, net of tax	(69)	444	317
Total other comprehensive income (loss)	(2,962)	7,670	(4,123)
Transaction with noncontrolling interests	0	(954)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	22	162	313
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards	(173)
Ending Balance	(20,487)	(17,330)	(23,884)
Net unrealized gains (losses) on investment in securities
Beginning Balance	32,279	47,185	50,330
Net unrealized gains (losses)	(2,408)	(470)	14,593
Reclassification adjustment included in net income, net of tax	(20,426)	(14,456)	(17,714)
Total other comprehensive income (loss)	(22,834)	(14,926)	(3,121)
Transaction with noncontrolling interests	0	12
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(88)	(8)	24
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards	932
Ending Balance	¥ 10,465	¥ 32,279	¥ 47,185